Consolidated Statements of Equity (USD $) In Millions, except Share data	Total	Common Stock	Additional Paid-In Capital	Retained Earnings	Treasury Stock	Accumulated Other Comprehensive Earnings (Loss)	Noncontrolling Interest
Balance at Dec. 31, 2011	$ 3,504.9	$ 265.2	$ 3,795.4	$ 1,420.5	$ (1,901.4)	$ (87.8)	$ 13.0
Balance (in shares) at Dec. 31, 2011		530,315,453			(103,637,016)
Net earnings	643.0			640.9			2.1
Other comprehensive (loss) earnings, net of tax	1.3					1.3
Common stock share repurchase	(999.9)				(999.9)
Common stock share repurchase (in shares)	(41,400,000)				(41,398,647)
Stock options exercised, net of shares tendered for payment	143.8	4.6	139.2
Stock options exercised, net of shares tendered for payment (in shares)		9,348,933
Stock compensation expense	42.6		42.6
Issuance of restricted stock, net of shares withheld	(5.1)		(15.7)		10.6
Issuance of restricted stock, net of shares withheld (in shares)					576,454
Tax benefit of stock option plans	25.2		25.2
Balance at Dec. 31, 2012	3,355.8	269.8	3,986.7	2,061.4	(2,890.7)	(86.5)	15.1
Balance (in shares) at Dec. 31, 2012		539,664,386			(144,459,209)
Net earnings	626.5			623.7			2.8
Other comprehensive (loss) earnings, net of tax	(153.6)					(153.6)
Common stock share repurchase	(1,000.0)				(1,000.0)
Common stock share repurchase (in shares)	(28,500,000)				(28,485,459)
Stock options exercised, net of shares tendered for payment	76.2	2.2	74.0
Stock options exercised, net of shares tendered for payment (in shares)		4,313,644
Stock compensation expense	47.0		47.0
Issuance of restricted stock, net of shares withheld	(7.7)		(19.6)		11.9
Issuance of restricted stock, net of shares withheld (in shares)					570,769
Tax benefit of stock option plans	15.5		15.5
Other	0.2						0.2
Balance at Dec. 31, 2013	2,959.9	272.0	4,103.6	2,685.1	(3,878.8)	(240.1)	18.1
Balance (in shares) at Dec. 31, 2013		543,978,030			(172,373,899)
Net earnings	933.1			929.4			3.7
Other comprehensive (loss) earnings, net of tax	(746.9)					(746.9)
Stock options exercised, net of shares tendered for payment	53.8	1.3	52.5
Stock options exercised, net of shares tendered for payment (in shares)		2,680,477
Stock compensation expense	66.0		66.0
Issuance of restricted stock, net of shares withheld	(19.1)		(40.2)		21.1
Issuance of restricted stock, net of shares withheld (in shares)					938,699
Tax benefit of stock option plans	30.9		30.9
Other	(1.7)						(1.7)
Balance at Dec. 31, 2014	$ 3,276.0	$ 273.3	$ 4,212.8	$ 3,614.5	$ (3,857.7)	$ (987.0)	$ 20.1
Balance (in shares) at Dec. 31, 2014		546,658,507			(171,435,200)